Shareholder Report, Holdings (Details)	May 31, 2024
InfraCap Equity Income Fund ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
InfraCap Equity Income Fund ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
InfraCap Equity Income Fund ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
InfraCap Equity Income Fund ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
InfraCap Equity Income Fund ETF | BXP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
InfraCap Equity Income Fund ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
InfraCap Equity Income Fund ETF | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
InfraCap Equity Income Fund ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
InfraCap Equity Income Fund ETF | Dow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
InfraCap Equity Income Fund ETF | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
InfraCap Equity Income Fund ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
InfraCap Equity Income Fund ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
InfraCap Equity Income Fund ETF | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
InfraCap Equity Income Fund ETF | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
InfraCap Equity Income Fund ETF | Office Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
InfraCap Equity Income Fund ETF | Specialized Real Estate Investment Trusts(REITs) [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
InfraCap Equity Income Fund ETF | Retail Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
InfraCap Equity Income Fund ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
InfraCap Equity Income Fund ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
InfraCap Equity Income Fund ETF | All Other Industries [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
InfraCap Equity Income Fund ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
InfraCap Equity Income Fund ETF | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
InfraCap Equity Income Fund ETF | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
InfraCap Equity Income Fund ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
InfraCap Equity Income Fund ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
InfraCap Equity Income Fund ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.00%)
InfraCap Small Cap Income ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
InfraCap Small Cap Income ETF | Chord Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
InfraCap Small Cap Income ETF | Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
InfraCap Small Cap Income ETF | GoDaddy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
InfraCap Small Cap Income ETF | MKS Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
InfraCap Small Cap Income ETF | Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
InfraCap Small Cap Income ETF | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
InfraCap Small Cap Income ETF | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
InfraCap Small Cap Income ETF | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
InfraCap Small Cap Income ETF | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
InfraCap Small Cap Income ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
InfraCap Small Cap Income ETF | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
InfraCap Small Cap Income ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
InfraCap Small Cap Income ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
InfraCap Small Cap Income ETF | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
InfraCap Small Cap Income ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
InfraCap Small Cap Income ETF | Mortgage Real Estate Investment Trusts(REITs) [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
InfraCap Small Cap Income ETF | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
InfraCap Small Cap Income ETF | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
InfraCap Small Cap Income ETF | All Other Industries [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
InfraCap Small Cap Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.50%
InfraCap Small Cap Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
InfraCap Small Cap Income ETF | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
InfraCap Small Cap Income ETF | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
InfraCap Small Cap Income ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
InfraCap Small Cap Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
InfraCap Small Cap Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)